CONSOLIDATED PORTFOLIO OF INVESTMENTS		12 Months Ended
		Dec. 31, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Investment Company, Financial Highlights [Line Items]
Net assets attributable to common shareholders		100.00%
Other assets less liabilities		$ 101,015,000
Net assets attributable to common shares		$ 192,894,000	$ 132,073,000	$ 255,326,000	$ 198,498,881
Mortgage Loan
Investment Company, Financial Highlights [Line Items]
Net assets attributable to common shareholders	[1],[2]	47.60%
Cost		$ 91,879,000
Value		91,879,000
Mortgage Loan | Office Property, Downers Grove, IL
Investment Company, Financial Highlights [Line Items]
Committed Principal Amount		30,000,000
Cost		29,232,000
Value		29,232,000
Mortgage Loan | Laboratory Property, Durham, NC
Investment Company, Financial Highlights [Line Items]
Committed Principal Amount		21,500,000
Cost		13,281,000
Value		13,281,000
Mortgage Loan | Retail Property, Los Angeles, CA
Investment Company, Financial Highlights [Line Items]
Committed Principal Amount		24,600,000
Cost		17,029,000
Value		17,029,000
Mortgage Loan | Office Property, Aurora, IL
Investment Company, Financial Highlights [Line Items]
Committed Principal Amount		16,500,000
Cost		14,540,000
Value		14,540,000
Mortgage Loan | Laboratory Property, Berkeley, CA
Investment Company, Financial Highlights [Line Items]
Committed Principal Amount		19,120,000
Cost		17,797,000
Value		$ 17,797,000
Non-Mortgage Loan Investments
Investment Company, Financial Highlights [Line Items]
Net assets attributable to common shareholders	[3]	52.40%
LIBOR | Mortgage Loan | Office Property, Downers Grove, IL
Investment Company, Financial Highlights [Line Items]
Coupon Rate		0.0425
LIBOR | Mortgage Loan | Laboratory Property, Durham, NC
Investment Company, Financial Highlights [Line Items]
Coupon Rate		0.0435
LIBOR | Mortgage Loan | Retail Property, Los Angeles, CA
Investment Company, Financial Highlights [Line Items]
Coupon Rate		0.0425
LIBOR | Mortgage Loan | Office Property, Aurora, IL
Investment Company, Financial Highlights [Line Items]
Coupon Rate		0.0435
LIBOR | Mortgage Loan | Laboratory Property, Berkeley, CA
Investment Company, Financial Highlights [Line Items]
Coupon Rate		0.0435

[1]	The mortgage loans we invest in are not registered under the securities laws. These mortgage loans are valued using Level III inputs as defined in the fair value hierarchy under U.S. generally accepted accounting principles, or GAAP.
[2]	The mortgage loans we invest in are not registered under the securities laws. These mortgage loans are valued using Level III inputs as defined in the fair value hierarchy under generally accepted accounting principles, or GAAP.
[3]	Please refer to our Consolidated Statement of Assets and Liabilities for further information on these amounts.